PROVISION FOR JUDICIAL LIABILITIES - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 12,069,985	R$ 11,443,483
Fibria
PROVISION FOR JUDICIAL LIABILITIES
Fair value adjustment of probable contingencies	2,645,908	2,515,486
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	7,800,026	7,539,938
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	202,061	211,767
Civil and environment
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 4,067,898	R$ 3,691,778